INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
INCOME TAXES
Effective Income tax (as percent)	(0.90%)	(1.20%)	35.00%
Statutory tax rate (as a percent)	35.00%
Tax benefit (expense)	$ 106,000	$ 309,000	$ (524,000)	$ 324,000
Liability or expense	$ 0		$ 0	$ 0